Condensed financial information of the parent company	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of the Parent Company

Note 21—Condensed financial information of the parent company

The Company performed a test on the restricted net assets of consolidated subsidiary in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

The subsidiary did not pay any dividend to the Company for the periods presented. For the purpose of presenting parent only financial information, the Company records its investment in its subsidiary under the equity method of accounting. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiary” and the income of the subsidiary is presented as “share of income of subsidiary”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2019 and 2020.

PARENT COMPANY BALANCE SHEETS

	December 31, 2019	December 31, 2020	December 31, 2020
	RMB	RMB	USD
ASSETS
CURRENT ASSETS
Cash in bank	70,050,747	41,981,726	6,434,080
Restricted cash	-	13,088,949	2,006,000
Short term investment	-	32,878,252	5,038,890
Prepaid expenses	-	1,589,372	243,586
Other receivables—intercompany	63,037,292	345,178,017	52,901,656
Total current assets	133,088,039	434,716,316	66,624,212
OTHER ASSETS
Investment in subsidiaries	292,086,089	571,354,800	87,565,295
Total assets	425,174,128	1,006,071,116	154,189,507
LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES
Shareholder loan	1,395,240	1,631,225	250,000
Other payables—intercompany	-	6,524,900	1,000,000
Total current payables	1,395,240	8,156,125	1,250,000
OTHER LIABILITIES
Non-current shareholder loan	1,063,871	668,802	102,500
Total liabilities	2,459,111	8,824,927	1,352,500
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Series A convertible preferred shares, USD 0.0001 par value, 12,916,700 shares authorized, 8,611,133 shares issued and outstanding of December 31, 2019 and 2020, respectively	5,910	-	-
Class A ordinary shares, USD 0.0001 par value, 20,115,570 shares authorized, 20,115,570 shares issued and outstanding of December 31, 2019 and 2020	13,095	13,095	2,007
Class B ordinary shares, USD 0.0001 par value, 466,967,730 shares authorized, 79,884,430 and 130,953,843 shares issued and outstanding of December 31, 2019 and 2020	52,005	87,539	13,416
Additional paid-in capital	168,166,990	932,368,293	142,893,882
Retained earnings	229,177,894	76,207,925	11,679,554
Statutory reserves	22,201,382	24,003,483	3,678,752
Accumulated other comprehensive income (loss)	3,097,741	(35,434,146)	(5,430,604)
Total shareholders’ equity	422,715,017	997,246,189	152,837,007
Total liabilities and shareholders’ equity	425,174,128	1,006,071,116	154,189,507

PARENT COMPANY STATEMENTS OF INCOME

	For the Years Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	USD
OPERATING EXPENSES
General and administrative	(1,838,494)	(7,972,189)	(8,400,720)	(1,287,486)
Research and development	-	-	(43,402,651)	(6,651,849)
Stock compensation	-	-	(191,418,458)	(29,336,612)
Total operating expenses	(1,838,494)	(7,972,189)	(243,221,829)	(37,275,947)
LOSS FROM OPERATIONS	(1,838,494)	(7,972,189)	(243,221,829)	(37,275,947)
OTHER INCOME (EXPENSE)
Investment income	-	-	12,284,332	1,882,685
Interest income	-	1,025,954	37,679	5,775
Finance expense	(345)	(5,456)	(32,259)	(4,944)
Other expense	-	-	(147)	(23)
Equity income of subsidiaries and VIE	91,056,631	109,156,163	79,764,356	12,224,608
Total other income, net	91,056,286	110,176,661	92,053,961	14,108,101
NET INCOME (LOSS)	89,217,792	102,204,472	(151,167,868)	(23,167,846)
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	1,759,288	1,589,076	(38,531,887)	(5,905,361)
COMPREHENSIVE INCOME (LOSS)	90,977,080	103,793,548	(189,699,755)	(29,073,207)

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Years Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	USD
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	89,217,792	102,204,472	(151,167,868)	(23,167,846)
Adjustments to reconcile net income to cash used in operating activities:
Stock compensation expense	-	-	191,418,458	29,336,612
Gain from short term investment	-	-	(12,284,332)	(1,882,685)
Equity income of subsidiaries and VIEs	(91,056,631)	(109,156,163)	(79,764,356)	(12,224,608)
Change in operating assets and liabilities
Intercompany	-	(62,298,143)	(295,669,805)	(45,314,075)
Prepaid expenses	-	-	(1,680,156)	(257,499)
Net cash used in operating activities	(1,838,839)	(69,249,834)	(349,148,059)	(53,510,101)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of short term investments	-	-	(173,557,366)	(26,599,238)
Redemptions of short term investments	-	-	151,096,293	23,156,875
Long term investment in subsidiaries	-	-	(202,168,656)	(30,984,177)
Net cash (used in) investing activities	-	-	(224,629,729)	(34,426,540)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of Series A convertible preferred shares	137,738,000	-	-	-
Proceeds from public offerings, net	-	-	572,812,469	87,788,697
Proceeds from related party loans	2,419,278	-	-	-
Net cash provided by financing activities	140,157,278	-	572,812,469	87,788,697
EFFECT OF EXCHANGE RATE ON CASH	(465,920)	1,448,063	(14,014,753)	(2,147,887)
CHANGES IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	137,852,519	(67,801,772)	(14,980,072)	(2,295,831)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, beginning of year	-	137,852,519	70,050,747	10,735,911
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, end of year	137,852,519	70,050,747	55,070,675	8,440,080

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the parent company balance sheets that sum to the total of the same amounts shown in the parent company statements of cash flows:

	For the Years Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	USD
Cash and cash equivalents	137,852,519	70,050,747	41,981,726	6,434,080
Restricted cash	—	—	13,088,949	2,006,000
Total cash, cash equivalents and restricted cash shown in the parent company statements of cash flows	137,852,519	70,050,747	55,070,675	8,440,080